ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2024
ORDINARY SHARES
Schedule of the Class A and Class B ordinary shares

	As of December 31,
	2022	2023	2024
Class A Ordinary Shares
Shares authorized	307,505,707	307,505,707	307,505,707
Par value	$0.0005	$0.0005	$0.0005
Shares issued and outstanding	10,708,762	10,660,389	269,203,783
Class B Ordinary Shares
Shares authorized	81,088,770	81,088,770	81,088,770
Par value	$0.0005	$0.0005	$0.0005
Shares issued and outstanding	81,088,770	81,088,770	81,088,770